ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2011	2010
Trade payables	$104,699	$91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant (note 6(b))	1,452	1,485
Other liabilities	22,687	11,943

	$203,547	$160,375